UNITED STATES
                                       SECURITIES AND EXCHANGE COMMISSION
                                            Washington, D.C. 20549

                                                    Form 13F

                                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2007
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Check here if Amendment [_]; Amendment Number: N/A
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This Amendment ( Check only one):        [_] is a restatement.
                                         [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:         Duquesne Capital Management, L.L.C.
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Address:      2579 Washington Road, Suite 322
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              Pittsburgh, PA 15241
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              Form 13F File Number:  28-03925
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The institutional investment manager filing this report and the person by whom it is signed herby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Joseph W. Haleski
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Title:        Vice President & Managing Director
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Phone:        412-854-3112
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Signature, Place, and Date of Signing:

 /s/ Joseph W. Haleski             Pittsburgh, PA                02/13/08
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 [Signature]                      [City, State]                 [Date]

Report Type

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

                                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
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Form 13F Information Table Entry Total:              125
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Form 13F Information Table Value Total:            $ 3,780,523  (thousands)
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List of Other Included Managers:                     NONE


Column 1                      Column 2        Column 3    Column 4        Column 5      Column 6 Column 7         Column 8

                                                                                                              Voting Authority
                              Title                         Value     Shrs Or  Sh/ Put/  Invstmt   Other    -------------------
Name of Issuer                of Class        Cusip       (x$1000)    Prn Amt  Prn Call  Dscretn   Mngrs     Sole    Shared   None
------------------------------ --------------  ---------- ---------- ---------- --- ---- -------- -------- ---------- ------ -----

Alexion Pharms Inc.           COM             015351109      11,179    149,000 SH         SOLE               149,000
Allos Therapeutics Inc.       COM             019777101       1,250    198,800 SH         SOLE               198,800
Altera Corporation            COM             021441100       4,320    223,600 SH         SOLE               223,600
Amer Elec Power Co Inc.       COM             025537101       6,216    133,500 SH         SOLE               133,500
Anadarko Petroleum Corp       COM             032511107      65,355    994,900 SH         SOLE               994,900
AngloGold Limited ADR         ADR             035128206      65,020  1,518,800 SH         SOLE             1,518,800
Apple Computer Inc.           PUT             037833950         820     20,000 SH  PUT    SOLE                20,000
Atwood Oceanics Inc.          COM             050095108       3,294     32,860 SH         SOLE                32,860
Barr Pharms Inc.              COM             068306109      58,107  1,094,300 SH         SOLE             1,094,300
Brocade Comms Systems Inc.    COM             111621306       4,378    596,400 SH         SOLE               596,400
CMS Energy Corp               COM             125896100       3,476    200,000 SH         SOLE               200,000
CVS Caremark Corp             COM             126650100      23,707    596,400 SH         SOLE               596,400
Capital Snr Ass't Living Corp COM             140475104       2,754    277,300 SH         SOLE               277,300
Chesapeake Energy Corp        COM             165167107      39,000    994,900 SH         SOLE               994,900
Chicago Bridge & Iron Co NV   COM             167250109      70,876  1,172,672 SH         SOLE             1,172,672
Cleveland-Cliffs Inc.         COM             185896107      49,906    495,100 SH         SOLE               495,100
Companhia Energetica de Minas SP ADR N-V PFD  204409601       1,211     65,600 SH         SOLE                65,600
Companhia Vale do Rio Doce    ADR             204412209       7,080    216,700 SH         SOLE               216,700
Comverge Inc.                 COM             205859101       4,082    129,640 SH         SOLE               129,640
Concur Technologies, Inc.     COM             206708109       2,698     74,500 SH         SOLE                74,500
Consolidated Edison Inc.      COM             209115104       4,768     97,600 SH         SOLE                97,600
Constellation Energy Group    COM             210371100       4,983     48,600 SH         SOLE                48,600
Cubist Pharmaceuticals Inc.   COM             229678107       1,302     63,500 SH         SOLE                63,500
DPL Inc.                      COM             233293109      18,027    608,000 SH         SOLE               608,000
Denbury Resources Inc.        COM             247916208      73,613  2,474,400 SH         SOLE             2,474,400
Dev'l Diversified Realty Corp COM             251591103       9,699    253,300 SH         SOLE               253,300
EMC Corporation               COM             268648102       9,221    497,600 SH         SOLE               497,600
EnergySolutions Inc.          DEP SHS         292756202       8,054    298,400 SH         SOLE               298,400
EnerNOC Inc.                  COM             292764107       5,200    105,900 SH         SOLE               105,900
Equitable Resources, Inc      COM             294549100      38,399    720,700 SH         SOLE               720,700
FPL Group Inc.                COM             302571104       9,998    147,500 SH         SOLE               147,500
FirstEnergy Corp.             COM             337932107      13,274    183,500 SH         SOLE               183,500
Genelabs Technologies Inc.    COM             368706206         252    198,800 SH         SOLE               198,800
Genentech, Inc.               COM             368710406      45,359    676,300 SH         SOLE               676,300
General Growth Properties Inc.COM             370021107      12,453    302,400 SH         SOLE               302,400
Intel Corp                    COM             458140100      26,481    993,300 SH         SOLE               993,300
China 25 Index Fund i Shares  FTSE XNHUA IDX  464287184       3,387     19,900 SH         SOLE                19,900
Itron Inc.                    COM             465741106          38        400 SH         SOLE                   400
McGraw-Hill Companies Inc.    COM             580645109      21,905    500,000 SH         SOLE               500,000
Medarex Inc.                  COM             583916101      58,070  5,572,900 SH         SOLE             5,572,900
MedAssets Inc.                COM             584045108       5,355    223,700 SH         SOLE               223,700
Melco PBL Entertainment ADR   ADR             585464100       1,387    120,000 SH         SOLE               120,000
Mentor Corp                   COM             587188103       3,019     77,200 SH         SOLE                77,200
Microsoft Corp                COM             594918104      88,473  2,485,200 SH         SOLE             2,485,200
Mylan Laboratories, Inc.      COM             628530107     107,177  7,622,800 SH         SOLE             7,622,800
NRG Energy Inc.               COM             629377508      43,851  1,011,800 SH         SOLE             1,011,800
Nokia Corp ADR                ADR             654902204      93,414  2,433,300 SH         SOLE             2,433,300
NorthWestern Corp             COM             668074305       2,950    100,000 SH         SOLE               100,000
Novellus Systems Inc.         COM             670008101       2,740     99,400 SH         SOLE                99,400
OGE Energy Corp.              COM             670837103      31,039    855,297 SH         SOLE               855,297
Onyx Pharms Inc.              COM             683399109       8,293    149,100 SH         SOLE               149,100
Openwave Systems Inc.         COM             683718308       1,034    397,600 SH         SOLE               397,600
Qualcomm Inc                  COM             747525103     230,072  5,846,800 SH         SOLE             5,846,800
ResMed Inc.                   COM             761152107       2,611     49,700 SH         SOLE                49,700
Rigel Pharms Inc.             COM             766559603       3,786    149,100 SH         SOLE               149,100
St. Jude Medical Inc.         COM             790849103      40,469    995,800 SH         SOLE               995,800
Seattle Genetics Inc.         COM             812578102       1,133     99,400 SH         SOLE                99,400
Siemens AG ADR                ADR             826197501       3,903     24,800 SH         SOLE                24,800
Sigma Designs Inc.            COM             826565103       2,743     49,700 SH         SOLE                49,700
Simon Property Group Inc.     COM             828806109      14,245    164,000 SH         SOLE               164,000
Sterlite Industries (India) LtADS             859737207      38,870  1,491,000 SH         SOLE             1,491,000
Suncor Energy Inc.            COM             867229106      89,441    822,600 SH         SOLE               822,600
UIL Holdings Corp             COM             902748102       5,232    141,600 SH         SOLE               141,600
Universal Health Services Inc.CL B            913903100      16,794    328,000 SH         SOLE               328,000
VMware Inc.                   CL A            928563402      61,108    719,000 SH         SOLE               719,000
Weyerhaeuser Co               COM             962166104       3,960     53,700 SH         SOLE                53,700
Williams Companies Inc.       COM             969457100      62,651  1,751,000 SH         SOLE             1,751,000
Wisconsin Energy Corp         COM             976657106      10,799    221,700 SH         SOLE               221,700
Wyeth Inc.                    COM             983024100      11,048    250,000 SH         SOLE               250,000
Covanta Holding Corp          COM             22282E102       9,814    354,800 SH         SOLE               354,800
Abraxis Bioscience Inc.       COM             00383Y102      15,138    220,126 SH         SOLE               220,126
Acorda Therapeutics Inc.      COM             00484M106       7,642    348,000 SH         SOLE               348,000
Alkermes Inc.                 COM             01642T108      14,737    945,300 SH         SOLE               945,300
Amer Med Systems Hldgs Inc.   COM             02744M108      15,812  1,093,500 SH         SOLE             1,093,500
Auxilium Pharms Inc.          COM             05334D107      11,027    367,700 SH         SOLE               367,700
CAI International Inc.        COM             12477X106         814     77,341 SH         SOLE                77,341
Cleco Corp                    COM             12561W105      39,337  1,415,000 SH         SOLE             1,415,000
Cameco Corp                   COM             13321L108      52,858  1,324,200 SH         SOLE             1,324,200
Cardinal Health Inc.          COM             14149Y108       6,930    120,000 SH         SOLE               120,000
Cepheid Inc.                  COM             15670R107       5,238    198,800 SH         SOLE               198,800
Chunghwa Telecom Ltd.         ADR             17133Q205       8,444    400,000 SH         SOLE               400,000
Comcast Corp Class A          CL A            20030N101      49,799  2,727,200 SH         SOLE             2,727,200
comScore Inc.                 COM             20564W105       1,299     39,800 SH         SOLE                39,800
CONSOL Energy Inc.            COM             20854P109       1,133     15,840 SH         SOLE                15,840
DaVita Inc.                   COM             23918K108      11,710    207,800 SH         SOLE               207,800
EV3 Inc.                      COM             26928A200       5,053    397,600 SH         SOLE               397,600
El Paso Corp                  COM             28336L109       2,086    121,000 SH         SOLE               121,000
Emageon Inc.                  COM             29076V109       4,807  1,192,800 SH         SOLE             1,192,800
Endo Pharms Hldgs Inc.        COM             29264F205      23,862    894,700 SH         SOLE               894,700
Entergy Corp                  COM             29364G103      38,199    319,600 SH         SOLE               319,600
Equity Residential            SH BEN INT      29476L107       5,000    137,100 SH         SOLE               137,100
Exelon Corp                   COM             30161N101      85,030  1,041,521 SH         SOLE             1,041,521
Exterran Holdings Inc.        COM             30225X103      69,957    855,219 SH         SOLE               855,219
Freeport McMoran C&G, Inc.    COM             35671D857      14,021    136,870 SH         SOLE               136,870
Gen-Probe Inc                 COM             36866T103      31,150    495,000 SH         SOLE               495,000
Health Net Inc.               COM             42222G108      14,403    298,200 SH         SOLE               298,200
ImClone Systems Inc.          COM             45245W109      19,234    447,300 SH         SOLE               447,300
JP Morgan Chase & Co          COM             46625H100     222,261  5,091,900 SH         SOLE             5,091,900
KBR Inc.                      COM             48242W106     145,077  3,739,100 SH         SOLE             3,739,100
McKesson Corp                 COM             58155Q103       5,241     80,000 SH         SOLE                80,000
Mirant Corp                   COM             60467R100      82,883  2,126,308 SH         SOLE             2,126,308
Monsanto Co                   COM             61166W101     192,799  1,726,200 SH         SOLE             1,726,200
Mosaic Co                     COM             61945A107     149,840  1,588,300 SH         SOLE             1,588,300
Nymex Holdings Inc.           COM             62948N104     143,437  1,073,550 SH         SOLE             1,073,550
NAVTEQ                        COM             63936L100      82,155  1,086,700 SH         SOLE             1,086,700
PG&E Corp                     COM             69331C108      27,306    633,700 SH         SOLE               633,700
Patriot Coal Corp             COM             70336T104       4,149     99,400 SH         SOLE                99,400
Pharmion Corp.                COM             71715B409      20,336    323,508 SH         SOLE               323,508
Potash Corp of Sask Inc.      COM             73755L107     164,705  1,144,100 SH         SOLE             1,144,100
Quest Software Inc.           COM             74834T103       1,374     74,500 SH         SOLE                74,500
SandRidge Energy Inc.         COM             80007P307       2,672     74,500 SH         SOLE                74,500
Solera Holdings Inc.          COM             83421A104       2,463     99,400 SH         SOLE                99,400
SonoSite Inc.                 COM             83568G104       8,364    248,400 SH         SOLE               248,400
Synta Pharms Corp             COM             87162T206       8,433  1,258,618 SH         SOLE             1,258,618
Time Warner Cable Inc.        CL A            88732J108      17,526    635,000 SH         SOLE               635,000
Transalta Corp.               COM             89346D107       2,574     76,500 SH         SOLE                76,500
Union Drilling Inc.           COM             90653P105       1,568     99,400 SH         SOLE                99,400
Xcel Energy,  Inc.            COM             98389B100         564     25,000 SH         SOLE                25,000
Energy XXI Acquisition Corp   COM             G10082108      35,812  7,499,850 SH         SOLE             7,499,850
Foster Wheeler Ltd.           SHS             G36535139      49,563    319,722 SH         SOLE               319,722
Noble Corp                    SHS             G65422100       3,001     53,100 SH         SOLE                53,100
Copa Holdings SA              CL A            P31076105       3,603     95,900 SH         SOLE                95,900
Teekay Corporation            COM             Y8564W103      48,900    918,991 SH         SOLE               918,991
Teekay Offshore Partners LP   PTNRSHP UNIT    Y8565J101       6,011    237,700 SH         SOLE               237,700
Teekay Tankers Ltd.           CL A            Y8565N102       6,563    298,300 SH         SOLE               298,300

Grand Total                                               3,780,523

